Geographic areas and major customers (Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Sales	[1]	$ 107,398	$ 105,240	$ 133,753
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales		13,468	2,428	305
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales		13,328
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales		12,278	17,107	18,855
Customer D [Member]
Revenue, Major Customer [Line Items]
Sales		4,225	11,030	14,506
Customer E [Member]
Revenue, Major Customer [Line Items]
Sales		$ 44	$ 121	$ 14,220

[1]	Including sales to related parties in the amount of US$ 1,063 thousand, US$ 0 thousand and US$ 0 thousand in 2018, 2019 and 2020, respectively.